Disaggregation of Revenues and Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disaggregation of Revenues and Segment Reporting [Abstract]
Schedule of Revenues	The Company’s revenues for the three months ended June 30, 2024 and 2023 are disaggregated as follows:
	For the Three Months Ended June 30, 2024
	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Eyewear-related	$3,022,361	$-	$-	$3,022,361
Personal protective equipment and other	54,540	-	-	54,540
Automotive horns	-	-	1,081,191	1,081,191
Automotive lighting	-	-	21,896	21,896
Custom cabinets and countertops	-	2,665,805	-	2,665,805
Finished carpentry	-	8,655,566	-	8,655,566
Total Revenues	$3,076,901	$11,321,371	$1,103,087	$15,501,359
	For the Three Months Ended June 30, 2023
	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Eyewear-related	$4,064,791	$-	$-	$4,064,791
Personal protective equipment and other	429,270	-	-	429,270
Automotive horns	-	-	797,032	797,032
Automotive lighting	-	-	567,105	567,105
Custom cabinets and countertops	-	2,240,625	-	2,240,625
Finished carpentry	-	9,263,270	-	9,263,270
Total Revenues	$4,494,061	$11,503,895	$1,364,137	$17,362,093
The Company’s revenues for the six months ended June 30, 2024 and 2023 are disaggregated as follows:
	For the Six Months Ended June 30, 2024
	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Eyewear-related	$6,582,903	$-	$-	$6,582,903
Personal protective equipment and other	390,165	-	-	390,165
Automotive horns	-	-	2,150,625	2,150,625
Automotive lighting	-	-	730,823	730,823
Custom cabinets and countertops	-	4,750,259	-	4,750,259
Finished carpentry	-	15,810,081	-	15,810,081
Total Revenues	$6,973,068	$20,560,340	$2,881,448	$30,414,856

	For the Six Months Ended June 30, 2023
	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Eyewear-related	$6,585,603	$-	$-	$6,585,603
Personal protective equipment and other	701,170	-	-	701,170
Automotive horns	-	-	1,792,449	1,792,449
Automotive lighting	-	-	831,854	831,854
Custom cabinets and countertops	-	4,356,807	-	4,356,807
Finished carpentry	-	16,059,813	-	16,059,813
Total Revenues	$7,286,773	$20,416,620	$2,624,303	$30,327,696
The Company’s revenues for the years ended December 31, 2023 and 2022 are disaggregated as follows:
	For the Year Ended December 31, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$8,004,226	$-	$-	$-	$8,004,226
Appliance accessories, parts, and other	957,022	-	-	-	957,022
Eyewear-related	-	13,896,847	-	-	13,896,847
Personal protective equipment and other	-	1,557,250	-	-	1,557,250
Automotive horns	-	-	-	3,150,530	3,150,530
Automotive lighting	-	-	-	1,400,056	1,400,056
Custom cabinets and countertops	-	-	9,639,549	-	9,639,549
Finished carpentry	-	-	30,076,338	-	30,076,338
Total revenues	$8,961,248	$15,454,097	$39,715,887	$4,550,586	$68,681,818
	For the Year Ended December 31, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$9,197,811	$-	$-	$-	$9,197,811
Appliance accessories, parts and other	1,473,318	-	-	-	1,473,318
Eyewear	-	-	-	-	-
Eyewear accessories, parts and other	-	-	-	-	-
Automotive horns	-	-	-	5,068,616	5,068,616
Automotive lighting	-	-	-	1,420,472	1,420,472
Custom cabinets and countertops	-	-	10,644,283	-	10,644,283
Finished carpentry	-	-	21,124,624	-	21,124,624
Total revenues	$10,671,129	$-	$31,768,907	$6,489,088	$48,929,124

Schedule of Segment Information	Segment information for the three months ended June 30, 2024 and 2023 are as follows:
	For the Three Months Ended June 30, 2024
	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$3,076,901	$11,321,371	$1,103,087	$-	$15,501,359
Operating expenses
Cost of revenues	1,421,597	6,611,425	724,491	-	8,757,513
Personnel	600,763	2,735,068	268,619	(197,548)	3,406,902
Personnel – corporate allocation	-	(405,762)	(49,238)	455,000	-
Depreciation and amortization	104,596	316,803	69	-	421,468
General and administrative	692,267	1,541,675	191,400	(304,462)	2,120,880
General and administrative – management fees	75,000	125,000	75,000	-	275,000
General and administrative – corporate allocation	(187,268)	(361,806)	(51,284)	600,358	-
Professional fees	393,153	74,294	94,113	1,285,513	1,847,073
Impairment of goodwill and intangible assets	1,216,966	-	-	-	1,216,966
Total operating expenses	4,317,074	10,636,697	1,253,170	1,838,861	18,045,802
Income (loss) from operations	$(1,240,173)	$684,674	$(150,083)	$(1,838,861)	$(2,544,443)
	For the Three Months Ended June 30, 2023
	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$4,494,061	$11,503,895	$1,364,137	$-	$17,362,093
Operating expenses
Cost of revenues	3,430,540	7,200,651	825,112	-	11,456,303
Personnel	792,436	2,009,215	314,509	(173,350)	2,942,810
Personnel – corporate allocation	-	(249,900)	(83,300)	333,200	-
Depreciation and amortization	107,125	413,130	51,939	-	572,194
General and administrative	505,777	1,638,821	226,539	(295,982)	2,075,155
General and administrative – management fees	75,000	125,000	75,000	-	275,000
General and administrative – corporate allocation	-	(343,148)	(88,627)	431,775	-
Professional fees	116,855	42,674	50,727	275,645	485,901
Total operating expenses	5,027,733	10,836,443	1,371,899	571,288	17,807,363
Income (loss) from operations	$(533,672)	$667,452	$(7,762)	$(571,288)	$(445,270)

Segment information for the six months ended June 30, 2024 and 2023 are as follows:
	For the Six Months Ended June 30, 2024
	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$6,973,068	$20,560,340	$2,881,448	$-	$30,414,856
Operating expenses
Cost of revenues	4,420,530	11,769,691	1,892,853	-	18,083,074
Personnel	1,253,954	4,761,777	569,031	(62,504)	6,522,258
Personnel – corporate allocation	-	(716,278)	(86,918)	803,196	-
Depreciation and amortization	209,192	636,600	138	-	845,930
General and administrative	1,060,132	2,958,670	402,325	(442,647)	3,978,480
General and administrative – management fees	150,000	250,000	150,000	-	550,000
General and administrative – corporate allocation	(217,161)	(682,640)	(88,813)	988,614	-
Professional fees	625,333	140,021	182,134	3,924,734	4,872,222
Impairment of goodwill and intangible assets	1,216,966	-	-	-	1,216,966
Total operating expenses	8,718,946	19,117,841	3,020,750	5,211,393	36,068,930
Income (loss) from operations	$(1,745,878)	$1,442,499	$(139,302)	$(5,211,393)	$(5,654,074)
	For the Six Months Ended June 30, 2023
	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$7,286,773	$20,416,620	$2,624,303	$-	$30,327,696
Operating expenses
Cost of revenues	5,377,551	12,575,678	1,535,368	-	19,488,597
Personnel	1,319,511	3,781,151	646,829	(331,261)	5,416,230
Personnel – corporate allocation	-	(464,100)	(154,700)	618,800	-
Depreciation and amortization	169,203	826,119	103,878	-	1,099,200
General and administrative	606,087	2,530,992	431,501	(191,786)	3,376,794
General and administrative – management fees	75,000	250,000	150,000	-	475,000
General and administrative – corporate allocation	-	(462,593)	(121,442)	584,035	-
Professional fees	194,348	118,825	107,998	452,551	873,722
Total operating expenses	7,741,700	19,156,072	2,699,432	1,132,339	30,729,543
Income (loss) from operations	$(454,927)	$1,260,548	$(75,129)	$(1,132,339)	$(401,847)
Segment information for the years ended December 31, 2023 and 2022 are as follows:
	For the Year Ended December 31, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$8,961,248	$15,454,097	$39,715,887	$4,550,586	$-	$68,681,818
Operating expenses
Cost of revenues	7,083,662	11,738,639	23,162,151	3,154,717	-	45,139,169
Personnel	1,052,118	2,793,210	8,428,963	1,226,788	92,011	13,593,090
Personnel – corporate allocation	(309,400)	-	(928,200)	(309,400)	1,547,000	-
Depreciation and amortization	151,362	371,662	1,561,770	155,886	-	2,240,680
General and administrative	1,424,889	1,475,777	5,526,842	1,004,716	2,238,750	11,670,974
General and administrative – management fees	300,000	225,000	500,000	300,000	-	1,325,000
General and administrative – corporate allocation	(174,457)	(51,537)	(881,497)	(160,152)	1,267,643	-
Impairment of goodwill and intangible assets	1,484,229	-	10,097,146	3,066,673	-	14,648,048
Total operating expenses	11,012,403	16,552,751	47,467,175	8,439,228	5,145,404	88,616,961
Loss from operations	$(2,051,155)	$(1,098,654)	$(7,751,288)	$(3,888,642)	$(5,145,404)	$(19,935,143)

	For the Year Ended December 31, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$10,671,129	$-	$31,768,907	$6,489,088	$-	$48,929,124
Operating expenses
Cost of revenues	8,203,401	-	20,980,103	4,044,226	-	33,227,730
Personnel	1,122,239	-	6,999,474	1,394,061	15,327	9,531,101
Personnel – corporate allocation	(299,700)	-	(899,100)	(299,700)	1,498,500	-
Depreciation and amortization	222,438	-	1,607,148	207,526	-	2,037,112
General and administrative	1,426,936	-	5,653,626	1,319,851	372,276	8,772,689
General and administrative – management fees	300,000	-	500,000	300,000	-	1,100,000
General and administrative – corporate allocation	(77,234)	-	(1,092,421)	(344,482)	1,514,137	-
Total operating expenses	10,898,080	-	33,748,830	6,621,482	3,400,240	54,668,632
Loss from operations	$(226,951)	$-	$(1,979,923)	$(132,394)	$(3,400,240)	$(5,739,508)

Schedule of Total Assets by Operating Segment	Total assets by operating segment as of June 30, 2024 are as follows:
	As of June 30, 2024
	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Assets
Current assets	$6,359,140	$7,407,355	$1,660,994	$1,001,327	$16,428,816
Long-lived assets	1,767,993	7,059,962	113,287	-	8,941,242
Goodwill	-	9,051,052	-	-	9,051,052
Total assets	$8,127,133	$23,518,369	$1,774,281	$1,001,327	$34,421,110
Total assets by operating segment at December 31, 2023 and 2022 are as follows:
	At December 31, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Assets
Current assets	$1,939,951	$6,734,826	$7,580,585	$1,944,601	$514,669	$18,714,632
Long-lived assets	88,505	2,580,035	8,020,469	156,221	-	10,845,230
Goodwill	-	757,283	9,051,052	-	-	9,808,335
Total assets	$2,028,456	$10,072,144	$24,652,106	$2,100,822	$514,669	$39,368,197
	At December 31, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Assets
Current assets	$2,857,505	$-	$5,355,827	$2,295,424	$716,945	$11,225,701
Long-lived assets	781,521	-	12,302,214	1,722,993	-	14,806,728
Goodwill	942,575	-	16,772,042	1,737,653	-	19,452,270
Total assets	$4,581,601	$-	$34,430,083	$5,756,070	$716,945	$45,484,699